DERIVATIVE WARRANT LIABILITY	9 Months Ended
	Jun. 30, 2015	Sep. 30, 2014
Notes to Financial Statements
NOTE 6. DERIVATIVE WARRANT LIABILITY

Derivative financial instruments are recognized as a liability on the consolidated balance sheet and measured at fair value. At June 30, 2015 and September 30, 2014, the Company had outstanding warrants to purchase 7,225,451 and 5,080,080 shares of its common stock, respectively, that are considered to be derivative instruments since the agreements contain "down round" provisions whereby the exercise price of the warrants is subject to weighted average adjustment in the event that the Company issues common stock for less than $0.60 per share within one year of the issuance of the warrants (see Note 6).

The Company performs valuations of the warrants using a probability weighted Black-Scholes option pricing model which value was also compared to a Binomial Option Pricing Model for reasonableness. This model requires input of assumptions including the risk-free interest rates, volatility, expected life and dividend rates and has also considered the likelihood of "down round" financings. Selection of these inputs involves management's judgment and may impact net income. Due to our limited operating history and limited number of sales of our common stock, we estimate our volatility based on a number of factors including the volatility of comparable publicly traded pharmaceutical companies. The volatility factor used in the Black-Scholes option pricing model has a significant effect on the resulting valuation of the derivative liabilities on our balance sheet. The volatility calculated at June 30, 2015 was 57%. We used a risk-free interest rate of 1.62%, estimated lives of 4.20 to 4.99 years, which are the remaining contractual lives of the warrants and no dividends to our common stock. The volatility calculated at September 30, 2014 was 54%. We used a risk-free interest rate of 1.78%, an estimated life of 4.95 years, which is the remaining contractual life of the warrants and no dividends to our common stock.

The table below presents the changes in the derivative warrant liability, which is measured at fair value on a recurring basis and classified as Level 3 in the fair value hierarchy:

	Nine Months Ended June 30, 2015	Nine Months Ended June 30, 2014
Derivative warrant liability, beginning of period	$1,450,943	$-
Fair value of warrants issued	538,051	-
Total realized/unrealized gains included in net loss (1)	(272,147)	-
Derivative warrant liability, end of period	$1,716,847	$-
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(1) Included in gain or loss on revaluation of derivative warrant liability in the Condensed Consolidated Statement of Operations.

Derivative financial instruments are recognized as a liability on the consolidated balance sheet and measured at fair value. At September 30, 2014, the Company had outstanding warrants to purchase 5,080,080 shares of its common stock that are considered to be derivative instruments since the agreements contain “down round” provisions whereby the exercise price of the warrants is subject to adjustment in the event that the Company issues common stock for less than $0.60 per share prior to September 12, 2015.

The Company performs valuations of the warrants issued in the Private Offering (see Note 7) using the Black-Scholes option pricing model. This model requires input of assumptions including the risk-free interest rates, volatility, expected life and dividend rates. Selection of these inputs involves management’s judgment and may impact net income. Due to our limited operating history and limited number of sales of our common stock, we estimate our volatility based on a number of factors including the volatility of comparable publicly traded pharmaceutical companies. The volatility factor used in the Black-Scholes option pricing model has a significant effect on the resulting valuation of the derivative liabilities on our balance sheet. The volatility calculated at September 30, 2014 was 54%. We used a risk-free interest rate of 1.78%, an estimated life of 4.95 years, which is the remaining contractual life of the warrants and no dividends to our common stock.

The table below presents the changes in the derivative warrant liability, which is measured at fair value on a recurring basis and classified as Level 3 in fair value hierarchy (see Note 4):

	Nine Months Ended September 30, 2014	Year Ended December 31, 2013
Derivative warrant liability, beginning of period	$—	$—
Fair value of warrants issued in the Private Offering	1,459,531	—
Total realized/unrealized losses included in net loss (1)	—	—
Total realized/unrealized gains included in net loss (1)	(8,588)	—
Reclassification of liability to additional paid-in capital	—	—
Derivative warrant liability, end of period	$1,450,943	$—

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(1) Included in gain or loss on revaluation of derivative warrant liability in the Consolidated Statement of Operations.